SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segmented Information
Metal sales	$ 3,303.0	$ 3,472.0
Customers exceeding 10% of annual metal sales
Segmented Information
Metal sales	$ 1,568.1	$ 1,490.4
Percentage of total metal sales	47.50%	42.90%
Customer 1
Segmented Information
Metal sales	$ 694.5	$ 611.4
Customer 2
Segmented Information
Metal sales	531.5	473.5
Customer 3
Segmented Information
Metal sales	342.1	405.5
Fort Knox
Segmented Information
Metal sales	481.1	510.8
Fort Knox | Customer 1
Segmented Information
Metal sales		101.8
Fort Knox | Customer 2
Segmented Information
Metal sales	54.4
Fort Knox | Customer 3
Segmented Information
Metal sales	6.4
Round Mountain
Segmented Information
Metal sales	552.2	477.1
Round Mountain | Customer 1
Segmented Information
Metal sales		75.9
Round Mountain | Customer 2
Segmented Information
Metal sales	60.2
Round Mountain | Customer 3
Segmented Information
Metal sales	19.0
Bald Mountain
Segmented Information
Metal sales	331.5	139.6
Bald Mountain | Customer 1
Segmented Information
Metal sales		22.0
Bald Mountain | Customer 2
Segmented Information
Metal sales	64.8
Bald Mountain | Customer 3
Segmented Information
Metal sales	16.4
Paracatu
Segmented Information
Metal sales	447.0	599.6
Paracatu | Customer 1
Segmented Information
Metal sales		130.1
Paracatu | Customer 2
Segmented Information
Metal sales	48.8
Paracatu | Customer 3
Segmented Information
Metal sales	157.9
Maricunga
Segmented Information
Metal sales	52.0	219.4
Maricunga | Customer 1
Segmented Information
Metal sales		41.8
Maricunga | Customer 2
Segmented Information
Metal sales	6.8
Maricunga | Customer 3
Segmented Information
Metal sales	11.6
Kupol
Segmented Information
Metal sales	726.9	919.2
Kupol | Customer 1
Segmented Information
Metal sales	694.5	20.5
Kupol | Customer 2
Segmented Information
Metal sales	16.4	473.5
Kupol | Customer 3
Segmented Information
Metal sales		405.5
Kettle River - Buckhorn
Segmented Information
Metal sales	96.3	139.8
Kettle River - Buckhorn | Customer 1
Segmented Information
Metal sales		66.6
Kettle River - Buckhorn | Customer 2
Segmented Information
Metal sales	16.9
Tasiast
Segmented Information
Metal sales	298.4	208.0
Tasiast | Customer 1
Segmented Information
Metal sales		80.2
Tasiast | Customer 2
Segmented Information
Metal sales	146.9
Tasiast | Customer 3
Segmented Information
Metal sales	31.7
Chirano
Segmented Information
Metal sales	317.6	258.5
Chirano | Customer 1
Segmented Information
Metal sales		$ 72.5
Chirano | Customer 2
Segmented Information
Metal sales	116.3
Chirano | Customer 3
Segmented Information
Metal sales	$ 99.1